Initial Public Offering (Detail) - Apex Technology Acquisition Corp [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Initial Public Offering (Details) [Line Items]
Sale of units	35,000,000	35,000,000
Sale of stock price per unit	$ 0.20	$ 0.20
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Option to purchase share price	4,500,000	4,500,000
Sale of stock price per unit	$ 10.00	$ 10.00
Class A Common Stock | Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Sale of stock price per unit	$ 11.50	$ 11.50